Escrow Reserves	6 Months Ended
Dec. 31, 2022
Escrow Reserves [Abstract]
Escrow Reserves

Note 12 Escrow reserves

	December 31,	Restated June 30,
	2022	2022	2021
(in U.S. dollars)
Escrow reserves	$9,137,605	$10,090,556	$—

The reserves are funds deposited with the Lender for capital expenditures, insurance, tax and production as additional collateral for the loan obtained in relation to the purchase of the new facility in Chattanooga, Tennessee. Reserves are released as conditions of the loan are satisfied. All conditions are expected to be satisfied within 12 months from the balance sheet date.